CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Gain (Loss) on Disposition of Assets	$ 1,022,000	$ 30,672,000	$ 30,672	$ 0